Significant accounting judgments and estimates	6 Months Ended
Jun. 30, 2021
Significant accounting judgments and estimates
Significant accounting judgments and estimates

3.    Significant accounting judgments and estimates

The preparation of the financial statements requires that the Company’s Management makes estimates to quantify some of the assets, liabilities, income, expenses and commitments. These estimates have been determined based on the best available information on the facts analyzed. Changes to these estimates are recognized prospectively in the period in which the estimate is revised.

In the course of 2021, there have been no changes in the significant accounting estimates and judgments used in the preparation of the consolidated financial statements as of December 31, 2020.